UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     February 19, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $90,114 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                  885535104     2259    22960 SH       SOLE                    22960
AMERICAN EXPRESS            cs                  025816109     2583    88875 SH       SOLE                    88875
AMERICAN INT'L GRP          cs                  026874107    13800   176928 SH       SOLE                   176928
AOL TIME WARNER             cs                  00184A105     2167    65475 SH       SOLE                    65475
CISCO SYSTEMS               cs                  17275R102     6319   518832 SH       SOLE                   518832
COCA COLA                   cs                  191216100     5011   106950 SH       SOLE                   106950
COMPAQ                      cs                  204493100      203    24445 SH       SOLE                    24445
DELL COMPUTER               cs                  247025109      944    50950 SH       SOLE                    50950
DISNEY WALT                 cs                  254687106     3958   212550 SH       SOLE                   212550
ELI LILLY                   cs                  532457108     4396    54475 SH       SOLE                    54475
GENERAL ELECTRIC            cs                  369604103    11761   316150 SH       SOLE                   316150
HOME DEPOT                  cs                  437076102     3270    85225 SH       SOLE                    85225
INTEL CORP.                 cs                  458140100    10776   527200 SH       SOLE                   527200
JP MORGAN CHASE             cs                  46624E405     2375    69550 SH       SOLE                    69550
LEHMAN BROS.                cs                  524903100     1453    25550 SH       SOLE                    25550
MICROSOFT                   cs                  594918104     1507    29450 SH       SOLE                    29450
MOTOROLA INC.               cs                  620076109     1773   113625 SH       SOLE                   113625
PFIZER                      cs                  717081103    10495   261723 SH       SOLE                   261723
TEXAS INSTRUMENTS           cs                  882508104     1830    73250 SH       SOLE                    73250
WORLDCOM INC.               cs                  98157D106     3234   215050 SH       SOLE                   215050